LAND USE RIGHTS (Schedule of Future Amortization Expense) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
LAND USE RIGHTS [Line items]
2017	$ 88,842
2018	88,842
2019	88,842
2020	88,842
2021	88,842
Thereafter	3,126,973
Land use rights, net	3,571,184	$ 3,911,084
Long-term bank loans
LAND USE RIGHTS [Line items]
Land use rights pledged as collateral	2,276,443
Short-term bank loans
LAND USE RIGHTS [Line items]
Land use rights pledged as collateral	2,491,924
Short-term bank loans related party
LAND USE RIGHTS [Line items]
Land use rights pledged as collateral	$ 1,294,740	$ 1,419,160